Appendix 1 - Major Subsidiaries of CSI (Details)	12 Months Ended
Dec. 31, 2021
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	79.59%
CSI New Energy Holding Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Project Holding Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Project Holding Limited | CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	79.59%
Canadian Solar O&M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar South East Asia Pte., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Project K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Projects Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Manufacturing (Funing) Co., Ltd . (formerly known as "CSI&GCL Solar Manufacturing (Yancheng) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changsu Tegu New Material Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changshu Tlian Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Recurrent Energy, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing Vietnam Co., Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Thailand) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Singapore Pte. Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Sunenergy (Baotou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar New Energy (Suzhou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	90.00%
Canadian Solar Construction (Australia) Pty Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Sunenergy (Jiaxing) Co. Ltd. (formerly known as CSI Modules (Jiaxing) Co., Ltd.)
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Wafer (LuoYang) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Technology CSI New Energy (ZheJiang) Co., Ltd [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar New Energy Holding Company Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Singapore Pte. Ltd. [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Netherlands Cooperative U.A.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar SSES (Canada) Inc. [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
FieldFare Argentina S.R.L.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Investment Management Pty Ltd [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brasil I Fundo De Investimento Em Participacoes [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Energy Project Technology (SuZhou) Co., Ltd. [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Electricity Sales (JiangSu) Co., Ltd. [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells (Yanchang) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	73.2063%
CSI Cells (Yanchang) Co., Ltd. | CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	57.13%
Equity interest held as limited partner	37.33%
CSI Cells (Yanchang) Co., Ltd. | CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	42.87%
Interest held as general partner	0.17%
CSI Modules (DaFeng) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	57.4197%
CSI Modules (DaFeng) Co., Ltd. | Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	46.73%
Equity interest held as limited partner	20.00%
CSI Modules (DaFeng) Co., Ltd. | CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	53.27%
Interest held as general partner	0.067%